SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2014	2013	2012
Beginning balance	$81	$73	$49
Bad debt expense	23	28	37
Write-offs	(20)	(21)	(13)
Other(a)	(7)	1	–
Ending balance	$77	$81	$73

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	GLOBAL	GLOBAL	GLOBAL
MILLIONS	INDUSTRIAL	INSTITUTIONAL	ENERGY	OTHER	TOTAL
December 31, 2012	$2,751.6	$720.6	$2,325.3	$123.0	$5,920.5
Acquisitions(a)	33.9	—	1,037.9	—	1,071.8
Dispositions	(2.1)	—	—	—	(2.1)
Effect of foreign currency translation	(53.9)	(14.0)	(57.0)	(2.4)	(127.3)
December 31, 2013	2,729.5	706.6	3,306.2	120.6	6,862.9
Current year acquisitions(a)	18.5	—	9.9	4.6	33.0
Prior year acquisitions(b)	(0.1)	—	16.9	—	16.8
Dispositions	—	(0.4)	—	(0.2)	(0.6)
Reclassifications(c)	(28.9)	5.0	23.9	—	—
Effect of foreign currency translation	(76.8)	(20.0)	(94.8)	(3.5)	(195.1)
December 31, 2014	$2,642.2	$691.2	$3,262.1	$121.5	$6,717.0

(a)

For 2014, the company expects $20.7 million of the goodwill related to businesses acquired to be tax deductible. For 2013, none of the goodwill related to businesses acquired is expected to be tax deductible.

(b)	Represents purchase price allocation adjustments for 2013 acquisitions deemed preliminary as of December 31, 2013.
(c)	Represents immaterial transfers related to certain changes to the company’s reportable segments during the first quarter of 2014.

Weighted-average useful life by type of asset	The weighted-average useful life by type of amortizable asset at December 31, 2014 is as follows: NUMBER OF YEARS
Customer relationships	14
Trademarks	14
Patents	14
Other technology	8

Future estimated amortization expenses	MILLIONS
2012	$ 237
2013	293
2014	305
2015	299
2016	295
2017	292
2018	286
2019	273

Computations of the basic and diluted earnings attributable to Ecolab per share amounts

MILLIONS
EXCEPT PER SHARE	2014	2013	2012
Net income attributable to Ecolab	$1,202.8	$967.8	$703.6
Weighted-average common shares outstanding
Basic	300.1	299.9	292.5
Effect of dilutive stock options, units and awards	5.8	6.0	6.4
Diluted	305.9	305.9	298.9
Earnings attributable to Ecolab per common share
Basic	$4.01	$3.23	$2.41
Diluted	$3.93	$3.16	$2.35
Anti-dilutive securities excluded from the computation of earnings per share	3.4	1.8	2.6

Other significant accounting policies

POLICY	NOTE	PAGE
Fair value measurements	7	47
Derivatives and hedging transactions	8	48
Share-based compensation	11	51
Legal contingencies	15	54
Pension and post-retirement benefit plans	16	56
Reportable segments	17	61